Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 11,805,505	$ 9,131,814	$ 394,701
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology
Operating Location	British Cayman Islands
Percentages of ownership held by the Group	22.02%	22.04%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	26.22%	26.22%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the leasing of real estate properties
Operating Location	R.O.C.
Percentages of ownership held by the Group	27.31%	27.31%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the packaging and testing of semiconductors
Operating Location	R.O.C.
Percentages of ownership held by the Group	20.48%	20.47%
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in investing activities
Operating Location	R.O.C.
Percentages of ownership held by the Group	32.21%	32.21%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business	Investment company
Operating Location	Singapore
Percentages of ownership held by the Group	42.23%
Advanced Microelectronic Products Inc AMPI [Member]
Disclosure of associates and joint ventures [line items]
Main Business	Engaged in the manufacturing of integrated circuit
Operating Location	R.O.C.
Percentages of ownership held by the Group		38.76%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	$ 12,105,654	$ 9,431,963	404,736
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	323,423	866,312	10,813
Cost [member] | Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	1,380,162	1,095,233	46,144
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	283,105	295,772	9,465
Cost [member] | ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	4,370,075	4,237,982	146,108
Cost [member] | Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	3,934,190	2,752,530	131,534
Cost [member] | M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land	1,814,699		60,672
Cost [member] | Advanced Microelectronic Products Inc AMPI [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		184,134
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates	$ 300,149	$ 300,149	$ 10,035